Long-Term Debt	6 Months Ended
Jun. 30, 2016
Long-Term Debt [Abstract]
Long-Term Debt
7.	Long-Term Debt:
The amounts in the accompanying consolidated balance sheets are analyzed as follows:
	June 30, 2016	December 31, 2015
Secured loan facilities	177,997	178,447
Less: Deferred financing costs	(907)	(942)
Total	177,090	177,505
Less - current portion	(2,683)	(718)
Long-term portion	174,407	176,787

Secured credit facilities
On March 6, 2015, the Company entered into a loan agreement with Alpha Bank A.E., for a secured loan facility in an amount of $8,750. The loan was used to partially finance the acquisition of the M/V Leadership. On March 17, 2015, the Company drew down the $8,750. The loan is repayable in twenty consecutive quarterly installments, the first four installments being $200 each and the next sixteen quarterly installments being $250 each, along with a balloon installment of $3,950 payable on the final maturity date, March 17, 2020. The loan bears interest of Libor plus a margin of 3.75% with quarterly interest payments. The loan is secured by a first priority mortgage over the vessel. The facility places a restriction on the Company's ability to distribute dividends to its shareholders. The amount of the dividends so declared shall not exceed 50% of Seanergy's net income except in case the cash and marketable securities are equal or greater than the amount required to meet Seanergy's consolidated installment and debt interest payments for the following eighteen-month period. The Company has paid the first five installments as of June 30, 2016. On December 23, 2015, the Company amended the loan agreement with Alpha Bank A.E. in order to amend certain of financial definitions. On July 28, 2016, the Company further amended the loan agreement with Alpha Bank A.E. (Note 15) in order to defer part of the next four installments to the final maturity date. In line with ASC 470-10-45 "Debt: Short-Term Obligations Expected to Be Refinanced", an amount of $600 has been transferred to  "Long-term debt, net of current portion and deferred financing costs" in the related unaudited consolidated balance sheet, in accordance with the repayment terms of the amended agreement. In addition, the application of certain covenants is deferred to July 1, 2017 (Note 15).
On September 1, 2015, the Company entered into a loan agreement with HSH Nordbank AG, for a secured loan facility in an amount of $44,430. The loan was used to pay for the acquisition of the vessels M/V Geniuship and M/V Gloriuship. The loan was available in two advances, each advance comprised of two tranches. On October 13, 2015, the Company drew the first advance of $27,597 in order to finance the acquisition of the M/V Geniuship. On November 3, 2015, the Company drew the second advance of $16,833 in order to finance the acquisition of the M/V Gloriuship. The loan is repayable in twelve consecutive quarterly installments being approximately $1,049 each, commencing on September 30, 2017, along with a balloon installment of $31,837 payable on the final maturity date, June 30, 2020. The loan bears interest of Libor plus margins between 3.25% and 3.6% with quarterly interest payments. The loan facility is secured by a first priority mortgage over the two vessels. On May 16, 2016, the Company entered into a supplemental letter to the senior secured loan facility with HSH Nordbank AG. Effective as of March 1, 2016, the supplemental letter has deferred certain prepayments to June 30, 2018.
On September 11, 2015, the Company entered into a facility agreement with UniCredit Bank AG, for a secured loan facility in an amount of $52,705. The loan was made available in three tranches to partially finance the acquisition of the vessels M/V Premiership, M/V Gladiatorship and M/V Guardianship. On September 11, 2015, the Company drew the first tranche of $25,420 in order to partly finance the acquisition of the M/V Premiership. On September 29, 2015, the Company drew the second tranche of $13,643 in order to partly finance the acquisition of the M/V Gladiatorship. On October 21, 2015, the Company drew the third tranche of $13,642 in order to partly finance the acquisition of the M/V Guardianship. The loan is repayable in fifteen consecutive quarterly installments being $1,552 each, commencing on June 26, 2017, along with a balloon installment of $29,425 payable on the final maturity date, December 28, 2020. The loan bears interest of Libor plus a margin of 3.20% if the value to loan ratio is lower than 125%, 3.00% if the value to loan ratio is between 125% and 166.67% and 2.75% if the value to loan is higher than 166.67% with quarterly interest payments. The loan bore a commitment fee of 1.00% calculated on the balance of the undrawn loan amount and amounted to $22. The loan is secured by a first priority mortgage over the three vessels. On June 3, 2016, the Company entered into a supplemental letter in order to split the margin into a cash portion and a capitalized portion. The capitalized portion of the margin will be repaid in full by June 30, 2017. In addition, the application of certain covenants is deferred to at least June 30, 2017.
On November 4, 2015, the Company entered into a loan agreement with Alpha Bank A.E., for a secured loan facility in an amount of $33,750. The loan was used to partially finance the acquisition of the M/V Squireship. On November 10, 2015, the Company drew down the $33,750. The loan is repayable in sixteen consecutive quarterly installments being approximately $844 each, commencing on February 12, 2018, along with a balloon installment of $20,250 payable on the final maturity date, November 10, 2021. The loan bears interest of Libor plus a margin of 3.50% with quarterly interest payments. The loan is secured by a first priority mortgage over the vessel. The facility places a restriction on the Company's ability to distribute dividends to its shareholders. The amount of the dividends so declared shall not exceed 50% of Seanergy's net income except in case the cash and marketable securities are equal or greater than the amount required to meet Seanergy's consolidated installment and debt interest payments for the following eighteen-month period.
On December 2, 2015, the Company entered into a facility agreement with Natixis, for a secured loan facility in an amount of $39,412. The loan was used to partially finance the acquisition of the M/V Championship. On December 7, 2015, the Company drew down the $39,412. The loan is repayable in fifteen consecutive quarterly installments being $985 each, commencing on June 30, 2017, along with a balloon installment of $24,637 payable on the final maturity date, February 26, 2021. The loan bears interest of Libor plus a margin of 2.50% with quarterly interest payments. The loan is secured by a first priority mortgage over the vessel.
The borrowers under each facility are the applicable vessel owning subsidiaries, and all of the above five facilities are guaranteed by Seanergy Maritime Holdings Corp.
The annual principal payments required to be made after June 30, 2016 are as follows:
Twelve month periods ending	Amount
June 30, 2017	2,937
June 30, 2018	20,033
June 30, 2019	18,721
June 30, 2020	51,858
June 30, 2021	62,511
Thereafter	21,937
Total	177,997